Loss Per Share	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Earnings Per Share [Line Items]
Loss Per Share
19. Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(31,795)	$(53,764)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders — basic	46,185,671	39,808,027

Net loss per share attributable to common stockholders —	$(0.69)	$(1.35)

Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of potential shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive securities. For the years ended December 31, 2025 and 2024, diluted net loss per share is the same as basic net loss per share as the inclusion of potentially dilutive shares would have been anti-dilutive.
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Years Ended December 31,
	2025	2024
Common stock options outstanding	90,082,089	95,062,546
Convertible redeemable preferred stock outstanding	383,532,609	343,641,595
Unvested restricted common stock awards	1,207,791	3,192,020

Total	474,822,489	441,896,161

The restricted stock awards, while legally outstanding, are not considered participating securities as any rights to dividends during the vesting period are forfeitable.